Deferred revenue	6 Months Ended
Jun. 30, 2020
Contract With Customer Asset And Liability [Abstract]
Deferred revenue
15	Deferred revenue

	As of
	December 31, 2019	June 30, 2020

Deferred revenue, current	27,089	25,785

Changes in deferred revenue balance for the six months ended June 30, 2019 and 2020 were as follows:

	For the six months ended June 30,
	2019	2020

Balance at the beginning of period	27,191	27,089
Additions to deferred revenue	388,885	187,545
Recognition of deferred revenue as revenues	(372,673)	(189,045)
Exchange differences	(188)	196
Balance at the end of period	43,215	25,785